Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Contract liabilities, see Note 14		$ 961
Due to related parties - payroll related	541	587
Accrued expenses	880	255
Government authorities	43	36
Payroll related	229	267
Other Payables Total	$ 1,693	$ 2,106